Marketable securities, Reconciliation of the movement FVOCI (Details) - FVOCI [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023
Reconciliation of the movement FVOCI [Abstract]
Opening balance	$ 230	$ (558)
Revaluation adjustments	445	1,215
Movement of expected credit losses on assets measured at FVOCI	(17)	1
Closing balance	$ 658	$ 658